Revenue - Revenues by Customers (Details) - USD ($) $ in Thousands	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 21, 2020	Dec. 31, 2020	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Total revenues	$ 16,651	$ 40,785	$ 137,601
Boeing | Revenue from Contract with Customer Benchmark | Customer Concentration Risk
Disaggregation of Revenue [Line Items]
Total revenues	0	0	17,753
NASA | Revenue from Contract with Customer Benchmark | Customer Concentration Risk
Disaggregation of Revenue [Line Items]
Total revenues	15,020	21,352	48,476
Major Customers | Revenue from Contract with Customer Benchmark | Customer Concentration Risk
Disaggregation of Revenue [Line Items]
Total revenues	$ 15,020	$ 21,352	$ 66,229